Note 10 - Commitments and Contingencies Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 16
Operating Leases, Future Minimum Payments, Due in Two Years	12
Operating Leases, Future Minimum Payments, Due in Three Years	11
Operating Leases, Future Minimum Payments, Due in Four Years	9
Operating Leases, Future Minimum Payments, Due in Five Years	8
Operating Leases, Future Minimum Payments, Due Thereafter	70
Operating Leases, Future Minimum Payments Due	126
Purchase Obligation, Due in Next Twelve Months	86
Purchase Obligation, Due in Second Year	86
Purchase Obligation, Due in Third Year	86
Purchase Obligation, Due in Fourth Year	87
Purchase Obligation, Due in Fifth Year	49
Purchase Obligation, Due after Fifth Year	0
Purchase Obligation	394
Contractual Obligation, Due in Next Fiscal Year	102
Contractual Obligation, Due in Second Year	98
Contractual Obligation, Due in Third Year	97
Contractual Obligation, Due in Fourth Year	96
Contractual Obligation, Due in Fifth Year	57
Contractual Obligation, Due after Fifth Year	70
Contractual Obligation	520
Operating Leases, Rent Expense	11	$ 10	$ 8
Unrecorded Unconditional Purchase Obligation, Purchases	192	$ 175	$ 117
Contractual Obligation, Future Minimum Payments Due, Remainder of Fiscal Year	$ 82
Maximum
Lessee Leasing Arrangements, Operating Leases, Term of Contract	20 years